Derivative Instruments and Hedging Activities - Additional Information (Detail) € in Millions, SFr in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 EUR (€)	Dec. 31, 2021 USD ($)
Derivative Instruments Gain Loss [Line Items]
Forward starting interest rate swap cash flow hedge to be amortized	$ 22,500,000
Percentage of debt designated as net investment hedges	100.00%
Expected months of hedging of inter company sales of inventory to minimize the effects of foreign exchange rate movements	30 months
Fair value of outstanding derivative instruments, net unrealized gain deferred in accumulated other comprehensive income	$ 40,700,000
Fair value of outstanding derivative instruments, gain, expected to be reclassified to earnings	30,700,000
Fair value of outstanding derivative instruments unrealized gain loss net of taxes expected to be reclassified to earnings interest expense	(600,000)
Fair value of outstanding derivative instruments, loss, expected to be reclassified to earnings	(800,000)
Gains (losses) on derivatives	(14,200,000)	$ (26,100,000)	$ (21,600,000)
Fair value hedges of fixed rate obligations										$ 1,000,000,000
Fair value of outstanding derivative instruments unrealized gain loss net of taxes expected to be reclassified to earnings cost of sales	24,800,000
Cash Flow Hedges [Member]
Derivative Instruments Gain Loss [Line Items]
Fair value of outstanding derivative instruments, unrealized gain net of taxes deferred in accumulated other comprehensive income	$ 36,500,000
Cross-currency Interest Rate Swaps [Member]
Derivative Instruments Gain Loss [Line Items]
Derivative maturity dates	Dec. 31, 2025
Derivative notional amount, Total				¥ 54.1	SFr 290
Notional amount settled | €						€ 225
Cross-Currency Interest Rate Swaps Matured [Member]
Derivative Instruments Gain Loss [Line Items]
Notional amount settled | €							€ 475		€ 100
Net investment hedge gain at maturity			6,000,000
Net investment hedge loss at maturity	$ 8,000,000	$ 19,300,000
Derivatives Designated as Hedges [Member]
Derivative Instruments Gain Loss [Line Items]
Derivative notional amount, Total										$ 1,000,000,000
Derivatives Not Designated as Hedges [Member] | Foreign Exchange Contract [Member] | Minimum [Member]
Derivative Instruments Gain Loss [Line Items]
Derivative notional amount, Total	1,250,000,000
Derivatives Not Designated as Hedges [Member] | Foreign Exchange Contract [Member] | Maximum [Member]
Derivative Instruments Gain Loss [Line Items]
Derivative notional amount, Total	1,750,000,000
U.S. Dollars [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Derivative notional amount, Total	$ 1,599,600,000
Swiss Francs [Member]
Derivative Instruments Gain Loss [Line Items]
Percentage of debt designated as net investment hedges	100.00%
Swiss Francs [Member] | Cross-currency Interest Rate Swaps [Member]
Derivative Instruments Gain Loss [Line Items]
Notional amount settled | SFr					SFr 75
Swiss Francs [Member] | Cross-Currency Interest Rate Swaps Matured [Member]
Derivative Instruments Gain Loss [Line Items]
Notional amount settled | SFr								SFr 50
Net investment hedge loss at maturity	$ 18,600,000		$ 3,000,000
Swiss Francs [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Derivative notional amount, Total	$ 433,300,000
4.450% [Member] | Senior Notes [Member] | Due in 2045 [Member]
Derivative Instruments Gain Loss [Line Items]
Hedged senior notes maturity period	30 years
Interest rate	4.45%			4.45%	4.45%	4.45%	4.45%